Time Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Time Deposits [Abstract]
Time Deposits

Note 9 Time Deposits

Total time deposits of $17.6 billion at December 31, 2016 have future contractual maturities, including related purchase accounting adjustments, as follows:

Table 67: Time Deposits

In billions
2017	$12.2
2018	$1.0
2019	$0.5
2020	$0.9
2021	$1.0
2022 and thereafter	$2.0